Supplemental Financial Information (Tables)	12 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Trade Receivables, Allowances for Doubtful Accounts and Cash Discounts

Allowances for doubtful accounts and cash discounts netted against trade receivables were $42 million and $50 million at September 30, 2014 and 2013, respectively. The amounts recognized in 2014, 2013 and 2012 relating to these valuation accounts are provided in the following table:

(Millions of dollars)	Allowance for Doubtful Accounts		Allowance for Cash Discounts	Total
Balance at September 30, 2011	$36		$8	$43
Additions charged to costs and expenses	6		39	45
Deductions and other	(6	)(A)	(37)	(44)

Balance at September 30, 2012	$36		$9	$45
Additions charged to costs and expenses	9		40	49
Deductions and other	(3	)(A)	(41)	(44)

Balance at September 30, 2013	$41		$9	$50
Additions charged to costs and expenses	6		41	46
Deductions and other	(16	)(A)	(38)	(54)

Balance at September 30, 2014	$30		$12	$42

(A)	Accounts written off.

Inventories	Inventories Inventories at September 30 consisted of:

(Millions of dollars)	2014	2013
Materials	$248	$226
Work in process	260	258
Finished products	987	918

	$1,495	$1,402

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net at September 30 consisted of:

(Millions of dollars)	2014	2013
Land	$93	$97
Buildings	2,313	2,286
Machinery, equipment and fixtures	5,271	4,970
Leasehold improvements	88	85

	7,765	7,437
Less accumulated depreciation and amortization	4,160	3,961

	$3,605	$3,476